FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Impaired Loans, Fair Value of Collateral, Allowances for Loan Losses (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Direct credits and allowances [Abstract]
Allowance for loan losses	S/ 8,041,526	S/ 8,378,895
Impaired
Direct credits and allowances [Abstract]
Impaired loans	8,882,114	9,818,030
Fair value of collateral	5,679,463	6,209,616
Allowance for loan losses	4,945,727	5,349,347
Commercial loans
Direct credits and allowances [Abstract]
Impaired loans	4,519,803	5,028,223
Fair value of collateral	3,602,914	3,979,625
Allowance for loan losses	2,045,256	2,159,115
Residential mortgage loans
Direct credits and allowances [Abstract]
Impaired loans	1,617,451	1,643,883
Fair value of collateral	1,377,151	1,401,503
Allowance for loan losses	800,442	819,671
Microbusiness loans
Direct credits and allowances [Abstract]
Impaired loans	1,357,696	1,686,829
Fair value of collateral	249,294	388,752
Allowance for loan losses	949,739	1,167,311
Consumer loans
Direct credits and allowances [Abstract]
Impaired loans	1,387,164	1,459,095
Fair value of collateral	450,104	439,736
Allowance for loan losses	S/ 1,150,290	S/ 1,203,250